Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2011
Quarterly Financial Information (Unaudited) [Abstract]
Quarterly Financial Information (Unaudited)
Note 14:  Quarterly Financial Information (Unaudited)

The following table contains selected unaudited financial data for each quarter.

	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter
	(In thousands, except per share amounts)
2011

Revenues	$52,672	48,548	48,510	45,283
Benefits and expenses	52,023	45,505	43,770	42,550
Federal income tax (benefit) expense	(480)	820	1,497	953
Net income	1,129	2,223	3,243	1,780
Net income available to common shareholders	1,129	2,223	3,243	1,780
Basic earnings per share of Class A common stock	0.01	0.05	0.07	0.04
Basic earnings per share of Class B common stock	0.01	0.02	0.03	0.02
Diluted earnings per share of Class A common stock	0.02	0.05	0.07	0.03
Diluted earnings per share of Class B common stock	0.02	0.02	0.03	0.01

	Fourth	Third	Second	First
	Quarter	Quarter	Quarter	Quarter
	(In thousands, except per share amounts)
2010

Revenues	$55,734	45,455	46,160	43,832
Benefits and expenses	45,817	42,476	41,798	41,460
Federal income tax expense	862	1,313	1,177	767
Net income	9,055	1,666	3,185	1,605
Net income available to common shareholders	9,055	1,666	3,185	1,605
Basic and diluted earnings per share of Class A common stock	0.19	0.03	0.07	0.03
Basic and diluted earnings per share of Class B common stock	0.09	0.02	0.03	0.02